Financial liabilities at FVTPL_Details of financial liabilities at FVTPL (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	₩ 6,794,192,000,000		₩ 2,870,676,000,000
Financial liabilities at fair value through profit or loss designated as upon initial recognition	19,630,000,000		87,626,000,000
Total	6,813,822,000,000	$ 6,273,660	2,958,302,000,000
Financial liabilities at fair value through profit or loss measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	6,794,192,000,000		2,870,676,000,000
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	49,279,000,000		27,530,000,000
Securities sold
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	285,026,000,000		0
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss measured at fair value	6,459,887,000,000		2,843,146,000,000
Equity-linked securities in short position
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss designated as upon initial recognition	₩ 19,630,000,000		₩ 87,626,000,000